GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 84.3%
	Energy and Energy Services — 31.3%
88,000	Apache Corp.(a)	$2,252,800
103,375	Baker Hughes, a GE Company(a)	2,398,300
317,000	BP plc, ADR(a)	12,042,830
115,000	Cabot Oil & Gas Corp.(a)	2,020,550
219,500	Chevron Corp.(a)	26,032,700
25,000	Cimarex Energy Co.	1,198,500
45,500	Concho Resources Inc.	3,089,450
89,500	ConocoPhillips(a)	5,099,710
100,000	Devon Energy Corp.(a)	2,406,000
32,000	Diamondback Energy Inc.	2,877,120
450,000	Eni SpA	6,883,386
100,500	EOG Resources Inc.(a)	7,459,110
453,000	Exxon Mobil Corp.(a)	31,986,330
198,500	Halliburton Co.(a)	3,741,725
41,500	Helmerich & Payne Inc.(a)	1,662,905
26,000	Hess Corp.(a)	1,572,480
52,500	HollyFrontier Corp.(a)	2,816,100
440,008	Kinder Morgan Inc.(a)	9,068,565
197,000	Marathon Oil Corp.(a)	2,417,190
246,194	Marathon Petroleum Corp.(a)	14,956,285
110,254	Noble Energy Inc.	2,476,305
37,826	Occidental Petroleum Corp.(a)	1,682,122
89,800	ONEOK Inc.(a)	6,617,362
98,000	Phillips 66(a)	10,035,200
36,800	Pioneer Natural Resources Co.(a)	4,628,336
841,000	Royal Dutch Shell plc, Cl. A.	24,651,658
220,966	Schlumberger Ltd.(a)	7,550,408
163,500	Suncor Energy Inc.(a)	5,163,330
120,000	Sunoco LP(a)	3,774,000
100,000	TechnipFMC plc(a)	2,414,000
259,000	The Williams Companies Inc.(a)	6,231,540
281,500	TOTAL SA, ADR(a)	14,638,000
98,500	Valero Energy Corp.(a)	8,396,140

		240,240,437

	Metals and Mining — 53.0%
543,500	Agnico Eagle Mines Ltd.(a)	29,137,035
608,200	Alacer Gold Corp.†	2,456,029
3,962,692	Alamos Gold Inc., Cl. A(a)	22,983,614
495,500	AngloGold Ashanti Ltd., ADR(a)	9,052,785
3,905,500	B2Gold Corp.†	12,614,765
2,362,244	Barrick Gold Corp.(a)	40,937,689
2,400,000	Belo Sun Mining Corp.†	896,705
115,100	BHP Group Ltd., ADR(a)	5,683,638
5,165,000	Centamin plc.	7,982,694
1,725,000	Continental Gold Inc.†	4,791,486
1,043,900	Detour Gold Corp.†	15,325,399
432,500	Endeavour Mining Corp.†	8,265,766
1,275,000	Evolution Mining Ltd.	3,898,346
600,000	Fortuna Silver Mines Inc.†	1,854,000
342,800	Franco-Nevada Corp.(a)	31,249,648

Shares		Market Value
798,318	Fresnillo plc	$6,709,990
2,500,000	Harmony Gold Mining Co. Ltd., ADR†	7,100,000
3,676,832	Hochschild Mining plc.	9,267,691
225,000	Kirkland Lake Gold Ltd., New York	10,080,000
150,000	Kirkland Lake Gold Ltd., Toronto	6,719,629
40,000	Labrador Iron Ore Royalty Corp.	743,631
215,000	MAG Silver Corp.†(a)	2,281,150
685,299	Newcrest Mining Ltd.	15,707,053
953,296	Newmont Goldcorp Corp.(a)	36,148,984
410,015	Northern Dynasty Minerals Ltd.†	240,884
1,531,575	Northern Star Resources Ltd.	11,412,461
4,160,000	OceanaGold Corp.	10,864,324
660,000	Osisko Gold Royalties Ltd.	6,132,468
223,500	Pan American Silver Corp.	3,504,480
990,500	Pretium Resources Inc.†	11,400,655
300,000	Rio Tinto plc, ADR(a)	15,627,000
115,300	Royal Gold Inc.(a)	14,206,113
930,000	SEMAFO Inc.†	2,983,357
477,000	SSR Mining Inc.†	6,926,040
499,000	Torex Gold Resources Inc.†	6,184,534
600,000	Wesdome Gold Mines Ltd.†	2,703,702
849,350	Wheaton Precious Metals Corp.(a)	22,286,944

		406,360,689

	TOTAL COMMON STOCKS	646,601,126

	RIGHTS — 0.0%
	Metals and Mining — 0.0%
269,700	Pan American Silver Corp., CVR†	161,820

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.4%
	Metals and Mining — 0.4%
$ 1,300,000	Fortuna Silver Mines Inc., 4.650%, 10/31/24(b)	1,300,000
2,000,000	Osisko Gold Royalties Ltd., 4.000%, 12/31/22	1,539,691
250,000	Pretium Resources Inc., 2.250%, 03/15/22	264,425

		3,104,116

	TOTAL CONVERTIBLE CORPORATE BONDS	3,104,116

	CORPORATE BONDS — 0.5%
	Metals and Mining — 0.5%
2,000,000	IAMGOLD Corp., 7.000%, 04/15/25(b)	2,105,000
2,000,000	New Gold Inc., 6.250%, 11/15/22(b)	2,015,400

		4,120,400

	TOTAL CORPORATE BONDS	4,120,400

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 14.8%
$113,762,000	U.S. Treasury Bills, 1.752% to 2.429%††, 10/24/19 to 03/19/20(c)	$113,437,233

	PURCHASED OPTIONS — 0.0% (Cost $90,262)	33,970

	TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN — 100.0% (Cost $881,959,443)	$767,458,665

(a)	Securities, or a portion thereof, with a value of $342,033,896 were deposited with the broker as collateral for options written.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	At September 30, 2019, $23,220,000 of the principal amount was pledged as collateral for options written.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right

Geographic Diversification	% of Total Investments*	Market Value
Long Positions
United States	44.4%	$340,891,383
Canada	33.2	254,365,660
Europe	11.0	84,239,568
Asia/Pacific	6.2	47,565,822
Latin America	3.1	24,243,447
South Africa	2.1	16,152,785

Total Investments — Long Positions	100.0%	$767,458,665

Short Positions
United States	(3.8)%	$(29,187,062)
Canada	(0.6)	(4,645,873)
Europe	(0.1)	(767,308)

Total Investments — Short Positions	(4.5)%	$(34,600,243)

*	Total investments exclude options written.

As of September 30, 2019, options purchased outstanding were as follows:

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Exchange Traded Call Options Purchased — 0.0%
Newmont Goldcorp Corp.	1,580	USD	5,991,360	USD	55.00	03/20/20	$33,970

TOTAL EXCHANGE TRADED CALL OPTIONS PURCHASED							$33,970

As of September 30, 2019, options written outstanding were as follows:

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
OTC Call Options Written — (3.0)%
Agnico Eagle Mines Ltd.	Pershing LLC	1,000	USD	5,361,000	USD	65.00	11/15/19	$34,665
Agnico Eagle Mines Ltd.	Pershing LLC	1,190	USD	6,379,590	USD	52.00	12/20/19	512,280
Agnico Eagle Mines Ltd.	Pershing LLC	1,000	USD	5,361,000	USD	52.00	12/20/19	430,488
Agnico Eagle Mines Ltd.	Pershing LLC	2,245	USD	12,035,445	USD	60.00	01/17/20	402,554
Alamos Gold Inc., Cl. A	Pershing LLC	13,000	USD	7,540,000	USD	7.00	10/18/19	35,212
Alamos Gold Inc., Cl. A	Pershing LLC	11,000	USD	6,380,000	USD	6.00	11/15/19	386,212
Alamos Gold Inc., Cl. A	Pershing LLC	3,000	USD	1,740,000	USD	6.00	12/20/19	147,124
Alamos Gold Inc., Cl. A	Pershing LLC	9,000	USD	5,220,000	USD	8.00	12/20/19	92,082
Anadarko Petroleum Corp.	Pershing LLC	385	USD	2,801,645	USD	62.50	11/15/19	0
AngloGold Ashanti Ltd., ADR	Pershing LLC	2,555	USD	4,667,985	USD	18.00	12/20/19	459,938

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Apache Corp.	Pershing LLC	514	USD	1,315,840	USD	25.00	01/17/20	$140,565
Apache Corp.	Pershing LLC	440	USD	1,126,400	USD	22.50	03/20/20	204,729
B2Gold Corp.	Pershing LLC	7,605	USD	2,456,415	USD	3.00	10/18/19	249,444
B2Gold Corp.	Pershing LLC	6,500	USD	2,099,500	USD	3.25	10/18/19	119,174
B2Gold Corp.	Pershing LLC	5,050	USD	1,631,150	USD	3.00	11/15/19	215,382
B2Gold Corp.	Pershing LLC	4,830	USD	1,560,090	USD	3.50	11/15/19	95,427
B2Gold Corp.	Pershing LLC	10,000	USD	3,230,000	USD	3.50	12/20/19	295,170
Baker Hughes, a GE Company	Pershing LLC	514	USD	1,192,480	USD	25.00	10/18/19	11,664
Baker Hughes, a GE Company	Pershing LLC	520	USD	1,206,400	USD	23.00	12/20/19	87,616
Barrick Gold Corp.	Pershing LLC	6,778	USD	11,746,274	USD	17.00	10/18/19	481,763
Barrick Gold Corp.	Pershing LLC	4,300	USD	7,451,900	USD	17.50	12/20/19	480,477
Barrick Gold Corp.	Pershing LLC	5,700	USD	9,878,100	USD	19.00	01/17/20	433,540
Barrick Gold Corp.	Pershing LLC	2,175	USD	3,769,275	USD	19.50	01/17/20	138,206
BHP Group Ltd., ADR	Pershing LLC	575	USD	2,839,350	USD	52.50	12/20/19	59,274
BHP Group Ltd., ADR	Pershing LLC	575	USD	2,839,350	USD	53.00	01/17/20	69,833
BP plc, ADR	Pershing LLC	1,057	USD	4,015,543	USD	40.00	11/15/19	27,857
BP plc, ADR	Pershing LLC	1,056	USD	4,011,744	USD	38.00	12/20/19	127,750
BP plc, ADR	Pershing LLC	1,057	USD	4,015,543	USD	38.00	01/17/20	153,784
Cabot Oil & Gas Corp.	Pershing LLC	383	USD	672,931	USD	18.00	10/18/19	11,870
Cabot Oil & Gas Corp.	Pershing LLC	380	USD	667,660	USD	24.00	10/18/19	0
Cabot Oil & Gas Corp.	Pershing LLC	383	USD	672,931	USD	19.00	11/15/19	12,378
Cabot Oil & Gas Corp.	Pershing LLC	320	USD	562,240	USD	24.00	11/15/19	8
Cabot Oil & Gas Corp.	Pershing LLC	575	USD	1,010,275	USD	20.00	12/20/19	16,933
Chevron Corp.	Pershing LLC	640	USD	7,590,400	USD	125.00	10/18/19	11,477
Chevron Corp.	Pershing LLC	855	USD	10,140,300	USD	125.00	11/15/19	67,908
Chevron Corp.	Pershing LLC	700	USD	8,302,000	USD	120.00	12/20/19	248,446
Cimarex Energy Co.	Pershing LLC	120	USD	575,280	USD	50.00	12/20/19	45,666
Cimarex Energy Co.	Pershing LLC	130	USD	623,220	USD	55.00	01/17/20	35,261
Concho Resources Inc.	Pershing LLC	150	USD	1,018,500	USD	70.00	11/15/19	56,821
Concho Resources Inc.	Pershing LLC	160	USD	1,086,400	USD	85.00	11/15/19	7,948
ConocoPhillips	Pershing LLC	262	USD	1,492,876	USD	60.00	11/15/19	31,112
ConocoPhillips	Pershing LLC	273	USD	1,555,554	USD	60.00	12/20/19	51,537
ConocoPhillips	Pershing LLC	360	USD	2,051,280	USD	57.50	01/17/20	125,476
Devon Energy Corp.	Pershing LLC	500	USD	1,203,000	USD	26.00	11/15/19	41,030
Devon Energy Corp.	Pershing LLC	500	USD	1,203,000	USD	25.00	12/20/19	78,644
Devon Energy Corp.	Pershing LLC	500	USD	1,203,000	USD	29.00	12/20/19	22,904
Eni SpA	Morgan Stanley	300	EUR	2,105,100	EUR	14.25	10/18/19	20,494
Eni SpA	Morgan Stanley	300	EUR	2,105,100	EUR	14.50	12/20/19	43,095
Eni SpA	Morgan Stanley	300	EUR	2,105,100	EUR	14.25	01/17/20	71,767
EOG Resources Inc.	Pershing LLC	200	USD	1,484,400	USD	90.00	11/15/19	4,221
EOG Resources Inc.	Pershing LLC	335	USD	2,486,370	USD	77.50	12/20/19	115,117
EOG Resources Inc.	Pershing LLC	405	USD	3,005,910	USD	77.50	01/17/20	164,449
Exxon Mobil Corp.	Pershing LLC	850	USD	6,001,850	USD	72.50	11/15/19	76,177

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Exxon Mobil Corp.	Pershing LLC	620	USD	4,377,820	USD	75.00	11/15/19	$18,947
Exxon Mobil Corp.	Pershing LLC	1,500	USD	10,591,500	USD	70.00	12/20/19	402,860
Exxon Mobil Corp.	Pershing LLC	1,260	USD	8,896,860	USD	70.00	01/17/20	395,270
Exxon Mobil Corp.	Pershing LLC	300	USD	2,118,300	USD	72.50	01/17/20	57,472
Franco-Nevada Corp.	Pershing LLC	664	USD	6,053,024	USD	85.00	11/15/19	517,745
Franco-Nevada Corp.	Pershing LLC	332	USD	3,026,512	USD	97.50	11/15/19	52,402
Franco-Nevada Corp.	Pershing LLC	1,450	USD	13,218,200	USD	85.00	12/20/19	1,245,643
Franco-Nevada Corp.	Pershing LLC	650	USD	5,925,400	USD	95.00	01/17/20	262,722
Franco-Nevada Corp.	Pershing LLC	332	USD	3,026,512	USD	97.50	01/17/20	106,225
Halliburton Co.	Pershing LLC	662	USD	1,247,870	USD	20.00	11/15/19	45,965
Halliburton Co.	Pershing LLC	675	USD	1,272,375	USD	24.00	12/20/19	9,869
Halliburton Co.	Pershing LLC	662	USD	1,247,870	USD	20.00	01/17/20	74,619
Harmony Gold Mining Co. Ltd., ADR	Pershing LLC	10,500	USD	2,982,000	USD	2.30	12/20/19	671,555
Helmerich & Payne Inc.	Pershing LLC	138	USD	552,966	USD	47.50	11/15/19	3,098
Helmerich & Payne Inc.	Pershing LLC	208	USD	833,456	USD	40.00	12/20/19	59,237
Helmerich & Payne Inc.	Pershing LLC	205	USD	821,435	USD	51.00	12/20/19	4,468
Hess Corp.	Pershing LLC	100	USD	604,800	USD	62.50	11/15/19	25,633
Hess Corp.	Pershing LLC	130	USD	786,240	USD	60.00	12/20/19	61,163
HollyFrontier Corp.	Pershing LLC	200	USD	1,072,800	USD	47.00	10/18/19	138,534
HollyFrontier Corp.	Pershing LLC	125	USD	670,500	USD	53.00	12/20/19	48,574
HollyFrontier Corp.	Pershing LLC	200	USD	1,072,800	USD	55.00	01/17/20	69,772
Kinder Morgan Inc.	Pershing LLC	1,400	USD	2,885,400	USD	20.50	10/18/19	62,889
Kinder Morgan Inc.	Pershing LLC	1,500	USD	3,091,500	USD	20.50	11/15/19	78,947
Kinder Morgan Inc.	Pershing LLC	1,500	USD	3,091,500	USD	20.00	12/20/19	155,414
Kirkland Gold Ltd.	Pershing LLC	690	USD	3,091,200	USD	50.00	12/20/19	143,362
MAG Silver Corp.	Pershing LLC	790	USD	838,190	USD	9.50	10/18/19	97,737
MAG Silver Corp.	Pershing LLC	1,360	USD	1,442,960	USD	13.00	12/20/19	49,990
Marathon Oil Corp.	Pershing LLC	500	USD	613,500	USD	13.00	11/15/19	25,053
Marathon Oil Corp.	Pershing LLC	985	USD	1,208,595	USD	15.00	11/15/19	10,361
Marathon Oil Corp.	Pershing LLC	985	USD	1,208,595	USD	15.00	12/20/19	18,976
Marathon Petroleum Corp.	Pershing LLC	687	USD	4,173,525	USD	60.00	10/18/19	160,660
Marathon Petroleum Corp.	Pershing LLC	687	USD	4,173,525	USD	50.00	11/15/19	784,353
Marathon Petroleum Corp.	Pershing LLC	690	USD	4,191,750	USD	57.50	11/15/19	373,338
Marathon Petroleum Corp.	Pershing LLC	398	USD	2,417,850	USD	50.00	12/20/19	460,838
Newmont Goldcorp Corp.	Pershing LLC	3,200	USD	12,134,400	USD	37.00	10/18/19	484,811
Newmont Goldcorp Corp.	Pershing LLC	835	USD	3,166,320	USD	40.00	11/15/19	74,380
Newmont Goldcorp Corp.	Pershing LLC	1,898	USD	7,197,216	USD	42.00	11/15/19	88,338
Newmont Goldcorp Corp.	Pershing LLC	1,915	USD	7,261,680	USD	37.00	12/20/19	498,478
Newmont Goldcorp Corp.	Pershing LLC	835	USD	3,166,320	USD	42.00	12/20/19	65,071
Noble Energy Inc.	Pershing LLC	553	USD	1,242,038	USD	25.00	11/15/19	28,616
Noble Energy Inc.	Pershing LLC	275	USD	617,650	USD	22.50	12/20/19	49,390
Noble Energy Inc.	Pershing LLC	275	USD	617,650	USD	22.50	01/17/20	56,201
Occidental Petroleum Corp.	Pershing LLC	267	USD	1,187,349	USD	50.00	12/20/19	18,691

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
ONEOK Inc.	Pershing LLC	280	USD	2,063,320	USD	70.00	10/18/19	$115,410
ONEOK Inc.	Pershing LLC	310	USD	2,284,390	USD	70.00	11/15/19	131,592
ONEOK Inc.	Pershing LLC	300	USD	2,210,700	USD	70.00	12/20/19	153,986
Phillips 66	Pershing LLC	325	USD	3,328,000	USD	99.00	11/15/19	169,364
Phillips 66	Pershing LLC	325	USD	3,328,000	USD	105.00	12/20/19	104,856
Phillips 66	Pershing LLC	330	USD	3,379,200	USD	100.00	01/17/20	217,855
Pioneer Natural Resources Co.	Pershing LLC	125	USD	1,572,125	USD	125.00	11/15/19	90,554
Pretium Resources Inc.	Pershing LLC	3,150	USD	3,625,650	USD	16.00	02/21/20	105,935
Rio Tinto plc, ADR	Pershing LLC	1,000	USD	5,209,000	USD	59.39	10/18/19	844
Rio Tinto plc, ADR	Pershing LLC	1,000	USD	5,209,000	USD	51.89	11/15/19	206,843
Rio Tinto plc, ADR	Pershing LLC	1,000	USD	5,209,000	USD	53.00	12/20/19	213,857
Royal Dutch Shell plc, Cl. A	Morgan Stanley	130	GBP	3,099,200	GBp	2,400.00	11/15/19	58,899
Royal Dutch Shell plc, Cl. A	Morgan Stanley	150	GBP	3,576,000	GBp	2,550.00	11/15/19	12,220
Royal Dutch Shell plc, Cl. A	Morgan Stanley	201	GBP	4,791,840	GBp	2,350.00	12/20/19	198,392
Royal Dutch Shell plc, Cl. A	Morgan Stanley	110	GBP	2,622,400	GBp	2,400.00	12/20/19	76,819
Royal Dutch Shell plc, Cl. A	Morgan Stanley	250	GBP	5,960,000	GBp	2,350.00	01/17/20	285,623
Royal Gold Inc.	Pershing LLC	365	USD	4,497,165	USD	97.50	10/18/19	933,880
Royal Gold Inc.	Pershing LLC	300	USD	3,696,300	USD	105.00	11/15/19	569,450
Royal Gold Inc.	Pershing LLC	400	USD	4,928,400	USD	105.00	12/20/19	789,488
Schlumberger Ltd.	Pershing LLC	740	USD	2,528,580	USD	32.50	11/15/19	212,305
Schlumberger Ltd.	Pershing LLC	733	USD	2,504,661	USD	35.00	12/20/19	128,404
Schlumberger Ltd.	Pershing LLC	737	USD	2,518,329	USD	35.00	01/17/20	153,355
SSR Mining Inc.	Pershing LLC	1,500	USD	2,178,000	USD	16.00	11/15/19	67,892
Suncor Energy Inc.	Pershing LLC	40	USD	126,320	USD	32.00	10/18/19	1,605
Suncor Energy Inc.	Pershing LLC	575	USD	1,815,850	USD	32.50	11/15/19	37,691
Suncor Energy Inc.	Pershing LLC	550	USD	1,736,900	USD	29.00	12/20/19	162,935
Suncor Energy Inc.	Pershing LLC	510	USD	1,610,580	USD	29.50	01/17/20	142,844
Sunoco LP	Pershing LLC	1,200	USD	3,774,000	USD	33.00	12/20/19	20,491
TechnipFMC plc	Pershing LLC	500	USD	1,207,000	USD	25.00	10/18/19	22,127
TechnipFMC plc	Pershing LLC	500	USD	1,207,000	USD	24.00	01/17/20	99,152
The Williams Companies Inc.	Pershing LLC	840	USD	2,021,040	USD	25.00	10/18/19	12,011
The Williams Companies Inc.	Pershing LLC	920	USD	2,213,520	USD	28.00	11/15/19	2,971
The Williams Companies Inc.	Pershing LLC	830	USD	1,996,980	USD	24.00	12/20/19	85,418
TOTAL SA, ADR	Pershing LLC	455	USD	2,366,000	USD	50.00	10/18/19	106,316
TOTAL SA, ADR	Pershing LLC	905	USD	4,706,000	USD	55.00	11/15/19	43,410
TOTAL SA, ADR	Pershing LLC	1,000	USD	5,200,000	USD	55.00	12/20/19	88,381
TOTAL SA, ADR	Pershing LLC	455	USD	2,366,000	USD	54.00	01/17/20	55,409
Valero Energy Corp.	Pershing LLC	332	USD	2,829,968	USD	75.00	10/18/19	351,986
Valero Energy Corp.	Pershing LLC	328	USD	2,795,872	USD	77.50	12/20/19	310,866
Valero Energy Corp.	Pershing LLC	325	USD	2,770,300	USD	84.00	01/17/20	196,540
Wheaton Precious Metals Corp.	Pershing LLC	1,200	USD	3,148,800	USD	25.00	11/15/19	254,436
Wheaton Precious Metals Corp.	Pershing LLC	1,200	USD	3,148,800	USD	31.00	11/15/19	30,808
Wheaton Precious Metals Corp.	Pershing LLC	2,798	USD	7,341,952	USD	26.00	12/20/19	529,858

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Wheaton Precious Metals Corp.	Pershing LLC	2,696	USD	7,074,304	USD	30.00	01/17/20	$219,664
Wheaton Precious Metals Corp.	Pershing LLC	600	USD	1,574,400	USD	31.00	01/17/20	38,340

TOTAL OTC CALL OPTIONS WRITTEN								$23,121,698

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Exchange Traded Call Options Written — (1.3)%
Alacer Gold Corp.	6,000	CAD	3,210,000	CAD	4.50	11/15/19	$441,559
AngloGold Ashanti Ltd., ADR	2,400	USD	4,384,800	USD	23.00	04/17/20	282,000
Barrick Gold Corp.	2,554	USD	4,426,082	USD	16.00	12/20/19	500,584
Cimarex Energy Co.	60	USD	287,640	USD	75.00	12/20/19	1,200
Cimarex Energy Co.	60	USD	287,640	USD	80.00	12/20/19	1,500
Concho Resources Inc.	147	USD	998,130	USD	70.00	12/20/19	74,970
Concho Resources Inc.	88	USD	597,520	USD	110.00	12/20/19	2,200
Detour Gold Corp.	1,994	CAD	3,878,330	CAD	16.00	11/15/19	583,217
Detour Gold Corp.	1,130	CAD	2,197,850	CAD	21.00	11/15/19	78,469
Detour Gold Corp.	2,850	CAD	5,543,250	CAD	18.00	12/20/19	585,123
Detour Gold Corp.	3,465	CAD	6,739,425	CAD	28.00	01/17/20	81,077
Diamondback Energy Inc.	160	USD	1,438,560	USD	105.00	12/20/19	29,760
Diamondback Energy Inc.	160	USD	1,438,560	USD	95.00	01/17/20	88,000
Endeavour Mining Corp.	820	CAD	2,076,240	CAD	22.00	11/15/19	232,102
Endeavour Mining Corp.	900	CAD	2,278,800	CAD	21.00	12/20/19	339,661
Endeavour Mining Corp.	830	CAD	2,101,560	CAD	28.00	01/17/20	81,443
Endeavour Mining Corp.	900	CAD	2,278,800	CAD	30.00	04/17/20	108,692
EOG Resources Inc.	65	USD	482,430	USD	85.00	01/17/20	11,830
Harmony Gold Mining Co. Ltd., ADR	5,000	USD	1,420,000	USD	3.00	10/18/19	50,000
Harmony Gold Mining Co. Ltd., ADR	9,500	USD	2,698,000	USD	2.00	11/15/19	831,250
Kirkland Gold Ltd.	460	USD	2,060,800	USD	50.00	01/17/20	115,000
Kirkland Gold Ltd.	1,100	USD	4,928,000	USD	50.00	04/17/20	410,300
Kirkland Lake Gold Ltd.	1,500	CAD	8,902,500	CAD	48.00	10/18/19	1,286,418
OceanaGold Corp.	10,000	CAD	3,460,000	CAD	4.00	10/18/19	33,966
OceanaGold Corp.	4,000	CAD	1,384,000	CAD	4.50	10/18/19	7,548
OceanaGold Corp.	14,000	CAD	4,844,000	CAD	3.50	11/15/19	253,614
OceanaGold Corp.	13,600	CAD	4,705,600	CAD	4.00	12/20/19	159,112
Osisko Gold Royalties Ltd.	2,500	CAD	3,077,500	CAD	17.00	10/18/19	4,718
Osisko Gold Royalties Ltd.	2,800	CAD	3,446,800	CAD	16.00	12/20/19	26,418
Pan American Silver Corp.	1,000	USD	1,568,000	USD	15.00	10/18/19	100,000
Pioneer Natural Resources Co.	118	USD	1,484,086	USD	130.00	10/18/19	27,022
Pioneer Natural Resources Co.	118	USD	1,484,086	USD	150.00	10/18/19	2,065
Pioneer Natural Resources Co.	129	USD	1,622,433	USD	150.00	12/20/19	21,930
Pretium Resources Inc.	2,000	USD	2,302,000	USD	9.00	12/20/19	530,000
Pretium Resources Inc.	975	USD	1,122,225	USD	8.00	01/17/20	355,875

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Pretium Resources Inc.	2,650	USD	3,050,150	USD	15.00	01/17/20	$92,750
SEMAFO Inc.	3,100	CAD	1,317,500	CAD	5.00	11/15/19	18,719
SEMAFO Inc.	3,100	CAD	1,317,500	CAD	5.00	01/17/20	35,098
SEMAFO Inc.	3,100	CAD	1,317,500	CAD	5.00	04/17/20	52,648
SSR Mining Inc.	1,235	USD	1,793,220	USD	14.00	12/20/19	185,250
SSR Mining Inc.	1,235	USD	1,793,220	USD	19.00	01/17/20	37,050
Torex Gold Resources Inc.	1,600	CAD	2,627,200	CAD	18.00	11/15/19	66,423
Torex Gold Resources Inc.	1,600	CAD	2,627,200	CAD	18.00	12/20/19	105,672
Torex Gold Resources Inc.	1,790	CAD	2,939,180	CAD	21.00	01/17/20	64,177
VanEck Vectors Gold Miners ETF	2,350	USD	6,276,850	USD	27.00	11/15/19	270,250
VanEck Vectors Gold Miners ETF	2,400	USD	6,410,400	USD	25.00	12/20/19	643,200
VanEck Vectors Gold Miners ETF	2,200	USD	5,876,200	USD	26.00	12/20/19	457,600
VanEck Vectors Gold Miners ETF	787	USD	2,102,077	USD	27.00	12/20/19	121,985
VanEck Vectors Gold Miners ETF	2,000	USD	5,342,000	USD	27.00	01/17/20	354,000

TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN							$10,243,445

Exchange Traded Put Options Written — (0.2)%
Energy Select Sector SPDR ETF	1,700	USD	9,151,100	USD	59.00	10/18/19	$161,500
Energy Select Sector SPDR ETF	1,700	USD	9,151,100	USD	55.00	11/15/19	93,500
VanEck Vectors Gold Miners ETF	3,300	USD	8,814,300	USD	24.00	10/18/19	23,100
VanEck Vectors Gold Miners ETF	6,600	USD	17,628,600	USD	26.00	11/15/19	561,000
VanEck Vectors Gold Miners ETF	3,300	USD	8,814,300	USD	26.00	12/20/19	396,000

TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN							$1,235,100

TOTAL OPTIONS WRITTEN							$34,600,243